RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

6. Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

a) Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer ("CEO"), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2023, December 31, 2022 and December 31, 2021 was as follows:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Salaries and bonus	$869,250	$864,300	$938,542
Compensation expense and share-based payments	$46,092	$374,014	$724,035
	$915,342	$1,238,314	$1,662,577

b) Other Related Party Transactions

As at December 31, 2023, an amount of $3,824 relating to advances provided to the Company was due to Arnold Kondrat ("Mr. Kondrat"), the Executive Chairman and a director of the Company (December 31, 2022 - $10,933 related to salary and advances to the Company). Total amount paid to Mr. Kondrat for the year ended December 31, 2023 was $250,000 (2022 and 2021 - $250,000 and $500,000, respectively).

As at December 31, 2023, an amount of $247,462 was due from Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2022 - $393,183). During the year ended December 31, 2023 the Company forgave $288,274 (December 31, 2022 - $nil) of receivables owed by Gentor, previously recorded as common expenses.

As at December 31, 2023, an amount of $285,136 was due from KGL Resources Ltd. (a company with a common officer) related to common expenses (December 31, 2022 - $194,539). In addition an amount of $65,896 was due from KGL Resources Ltd. for an unsecured loan, bearing interest of 8% per annum and repayable on demand which is recorded in advance receivables and prepaid expenses.

The amounts included in due to or from related party are unsecured, non-interest bearing and are payable on demand.